Summary Prospectus April 22, 2014,
as supplemented and revised September 11, 2014
Virtus Alternative Inflation Solution Fund
A: VSAIX	C: VSICX	I: VIASX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information (SAI), annual report and other information about the fund online at virtus.com/products/prospectuses.
You can also get this information at no cost by calling 800-243-1574 or by sending an e-mail to: virtus.investment.partners@virtus.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary.
The fund’s prospectus, dated April 22, 2014, as supplemented and revised September 10, 2014, and SAI, dated September 8, 2014, are incorporated by reference into this Summary Prospectus.

Investment Objective
The fund has an investment objective of total return that exceeds the rate of inflation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 54 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 98 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%(a)	1.00%(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.75%	1.75%	1.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses
Dividend and Interest Expenses on Short Sales	0.24%	0.24%	0.24%
Remaining Other Expenses	1.52%	1.52%	1.52%
Total Other Expenses(c)	1.76%	1.76%	1.76%
Total Annual Fund Operating Expenses	3.76%	4.51%	3.51%
Less: Fee Waiver and/or Expense Reimbursement(d)	(1.12)%	(1.12)%	(1.12)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	2.64%	3.39%	2.39%

(a)
  A contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and (ii) purchases on which a finder’s fee has been paid.
(b)
  The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(c)
  Estimated for current fiscal year, as annualized.
(d)
  The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, leverage expenses, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 2.40% for Class A Shares, 3.15% for Class C Shares and 2.15% for Class I Shares through April 30, 2015. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$827	$1,561
Class C	Sold	$442	$1,263
	Held	$342	$1,263
Class I	Sold or Held	$242	$ 973

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks and Performance
Principal Investment Strategies
The fund combines several strategies in an effort to mitigate the negative effects of inflation and produce a total return that exceeds, over the course of a full market cycle, the rate of inflation. These strategies are implemented by managers selected and monitored by the fund’s adviser, Virtus Alternative Investment Advisers, Inc. (“VAIA”), with the assistance of Cliffwater Investments LLC (“Cliffwater”), a subadviser to the fund. In selecting managers to act as the other subadvisers to the fund, VAIA and Cliffwater seek to combine the talents of specialized managers in order to provide an alternative solution that seeks to hedge inflation for fund shareholders, in the sense that the fund provides access to a variety of investment styles and/or asset classes expected to have a high correlation to inflation and a low correlation to traditional asset classes. Each subadviser so selected pursues a separate strategy. VAIA may allocate the fund’s assets to subadvisers employing all or a subset of the strategies described below at a given time, and may change the allocations from time to time in its sole discretion without prior notice to shareholders. The fund’s investment strategies include, without limitation, Commodity, Infrastructure, Master Limited Partnership, Real Estate and Long/Short Credit strategies, each as further described below.
Commodity strategies seek to provide exposure to the investment returns of a diversified basket of commodities including, but not limited to oil, corn, cotton, gold, sugar, natural gas, copper, and coffee.
Infrastructure strategies seek to invest in companies designed to help society grow and develop and can include toll roads, airports, pipelines, and electricity plants. Typically these companies benefit from protected revenue streams, and long dated contracts that may include pricing power tied to general levels of inflation. As a result, these companies tend to be less volatile than equities over the long term and generally provide more stable and higher yields.
Master Limited Partnership (MLP) strategies seek to deliver both high yield and stable growth by investing in a portfolio of publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.
Real Estate strategies concentrate investments in the real estate industry. The focus of the strategies is equity investments in real estate through Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). REITs and REOCs are both types of publicly traded securities representing pools of money invested in income producing properties, including hospitals, malls, hotels, warehouses, office buildings, and apartments, though their distribution patterns and resulting tax considerations differ.

Long/Short Credit strategies tactically invest (both long and short) in debt securities of domestic and foreign issuers of all maturities and credit qualities, including high yield (so-called junk bonds), bank loans, distressed debt, corporate bonds, inflation-linked, and emerging market debt securities.
In addition to the investments listed above, the fund may invest in other instruments deemed by the subadvisers as falling within their respective investment strategies, such as commodity interests, commodity-linked notes, convertible securities, equity securities, and securitized credit instruments. The fund may also invest in derivative instruments, including swaps and forwards, to pursue its investment objective and to mitigate risk. In seeking its investment objective, the fund will use leverage (e.g., through the use of derivatives), and may actively trade securities. The fund may also engage in short sales of any instrument that the fund is permitted to purchase for investment, with respect to up to 100% of the fund’s net assets. The fund’s use of short sales and investments in derivative instruments will require that the fund set aside liquid assets as necessary to ensure that the fund is able to meet its obligations; as a result, the fund may hold significant amounts of cash, cash equivalents and/or other short-term investments.
In pursuing its investment strategies, the fund may invest without restriction as to issuer capitalization, country, currency, maturity, credit rating or duration. However, from time to time, VAIA may direct one or more subadvisers to limit the fund’s exposure to certain assets or asset classes in an effort to achieve the desired overall exposures for the fund.
The fund is considered non-diversified under federal securities laws, which means that it may concentrate its investments in fewer issuers than permitted for diversified mutual funds.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any other funds or collective investment vehicles in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund’s transaction costs. The principal risks of investing in the fund are:
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  Allocation Risk. The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.
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  Commodity and Commodity-Linked Instruments Risks. The risks that investments in commodities or commodity-linked notes will subject the fund’s portfolio to greater volatility than investments in traditional securities, or that commodity-linked instruments will experience returns different from the commodities they attempt to track.
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  Commodity Pool Risk. The risk that the fund’s investments in certain instruments deemed to be “commodity interests” under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) will cause the fund to be deemed a commodity pool, thereby subjecting the fund to regulation under the CEA and CFTC rules.
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  Convertible Securities Risk. The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.
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  Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.
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  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.
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  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
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  Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

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  Emerging Markets Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
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  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
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  High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
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  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
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  Inflation-Linked Securities Interest Rate Risk. The risk that inflation-linked securities will react differently from other fixed income securities to changes in interest rates. The values of inflation-linked securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-linked security will fall when real interest rates rise and will rise when real interest rates fall.
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  Infrastructure-Related Investment Risk. The risk that the value of the fund’s shares will decrease as a result of conditions, such as general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates, negatively affecting the infrastructure companies in which the fund invests.
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  Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.
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  Leverage Risk. The risk that the value of the fund’s shares will be more volatile or that the fund will incur a loss greater than the fund’s investment in a given security when leverage is used.
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  Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.
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  Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.
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  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Master Limited Partnership Risk. The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, changes in interest rates, regulatory developments or other factors affecting the MLP’s underlying assets, which are typically in the natural resources and energy sectors.
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  Multi-Manager Approach Risk. The risk that, although the investment strategies employed by the subadvisers are intended to be complementary, they may not in fact be complementary and could result in more conflicting transactions, exposure to certain types of securities and/or higher portfolio turnover.
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  Natural Resources Risk. The risk that the fund’s investments in the natural resources industry will be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, taxes and other governmental regulations.
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  New Fund Risk. The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.
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  Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

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  Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.
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  Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers. Investing in real estate through REITs and REOCs also introduces the risk that the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REOC, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.
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  Short Sales Risk. The risk that the fund will experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund acquires the security.
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  Short-Term Investments Risk. The risk that the fund’s short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund’s principal investment strategies.
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  Tax Risk. The risk that the tax treatment of the fund’s investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect whether income derived from such investments is “qualified income” under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the fund’s taxable income or any gains and distributions made by the fund.
Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Management
The fund’s investment adviser is Virtus Alternative Investment Advisers, Inc. (“VAIA”).
The fund’s subadvisers are Cliffwater, Armored Wolf, LLC (“Armored Wolf”), Brigade Capital Management, LLC (“Brigade”), Credit Suisse Asset Management, LLC (“Credit Suisse”), Harvest Fund Advisors LLC (“Harvest”), LaSalle Investment Management Securities, LLC (“LaSalle”) and Lazard Asset Management LLC (“Lazard”).
Portfolio Management
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  Kathleen Barchick, Portfolio Manager at Cliffwater, is a manager of the fund. Ms. Barchick has served as a Portfolio Manager of the fund since inception in April 2014.
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  John Brynjolfsson, Chief Investment Officer and Managing Director at Armored Wolf, is a manager of the fund. Mr. Brynjolfsson has served as a Portfolio Manager of the fund since inception in April 2014.
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  Christopher Burton, Managing Director at Credit Suisse, is a manager of the fund. Mr. Burton has served as a Portfolio Manager of the fund since inception in April 2014.
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  Eric Conklin, Portfolio Manager at Harvest, is a manager of the fund. Mr. Conklin has served as a Portfolio Manager of the fund since inception in April 2014.
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  Stanley J. Kraska, Jr., Managing Director at LaSalle, is a manager of the fund. Mr. Kraska has served as a Portfolio Manager of the fund since inception in April 2014.
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  Warun Kumar, Senior Managing Director and Portfolio Manager at Cliffwater, is a manager of the fund. Mr. Kumar has served as Portfolio Manager of the fund since May 2014.
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  Nelson Louie, Managing Director and Global Head of the Commodities Team at Credit Suisse, is a manager of the fund. Mr. Louie has served as a Portfolio Manager of the fund since inception in April 2014.
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  Donald E. Morgan III, Managing Partner and Portfolio Manager at Brigade, is a manager of the fund. Mr. Morgan has served as a Portfolio Manager of the fund since inception in April 2014.
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  John Mulquiney, Portfolio Manager/Analyst at Lazard, is a manager of the fund. Mr. Mulquiney has served as a Portfolio Manager of the fund since inception in April 2014.
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  Stephen Nesbitt, Portfolio Manager at Cliffwater, is a manager of the fund. Mr. Nesbitt has served as a Portfolio Manager of the fund since inception in April 2014.
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  Keith R. Pauley, Managing Director at LaSalle, is a manager of the fund. Mr. Pauley has served as a Portfolio Manager of the fund since inception in April 2014.
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  Warryn Robertson, Portfolio Manager/Analyst at Lazard, is a manager of the fund. Mr. Robertson has served as a Portfolio Manager of the fund since inception in April 2014.

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  Amy Robinson, Portfolio Manager at Cliffwater, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in April 2014.
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  Daniel Stern, Portfolio Manager at Cliffwater, is a manager of the fund. Mr. Stern has served as a Portfolio Manager of the fund since inception in April 2014.
Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
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  $2,500, generally
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  $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts
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  No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans
Minimum additional investments applicable to Class A and Class C Shares:
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  $100, generally
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  No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.
For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

c/o Virtus Mutual Funds
P.O. Box 9874
Providence, RI 02940-8074

8552
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